Partners' Equity	6 Months Ended
Jun. 30, 2021
Partners' Equity
Partners' Equity

5. Partners’ Equity

The Partnership’s cash distributions for the six months ended June 30, 2021 are presented in the following table:

Declaration date	Type of units	Distribution per unit	Payment date	Amount paid
January 27, 2021	Common	$0.01	February 11, 2021	485
February 19, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2021	7,582
April 28, 2021	Common	$0.01	May 13, 2021	485
May 13, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 14, 2021	7,582
			Total	$16,134

On April 6, 2021, GasLog Partners issued 8,976 common units in connection with the vesting of 5,984 Restricted Common Units (“RCUs”) and 2,992 Performance Common Units (“PCUs”) under its 2015 Long-Term Incentive Plan (the “2015 Plan”).

In addition, under the Partnership’s ATM Common Equity Offering Programme (“ATM Programme”), there was an issuance of 3,195,401 additional common units in the six months ended June 30, 2021, for total net proceeds of $9,593. During this period, the Partnership also issued 56,158 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest for net proceeds of $205.